Other Assets	12 Months Ended
Oct. 31, 2019
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Other Assets

NOTE 16: OTHER ASSETS

Other Assets

(millions of Canadian dollars)		As at

	October 31 2019	October 31 2018
Accounts receivable and other items	$9,069	$8,938
Accrued interest	2,479	2,343
Current income tax receivable	2,468	1,614
Defined benefit asset	13	113
Insurance-related assets, excluding investments	1,761	1,638

Prepaid expenses	1,297	950
Total	$17,087	$15,596